Intangible assets	12 Months Ended
Dec. 31, 2021
Intangible assets other than goodwill [abstract]
Intangible assets	Intangible assets
Accounting policies

In accordance with IAS 38 – Intangible Assets, intangible assets are carried at their acquisition cost.

Research and Development costs

Research costs are recorded in expenses in the period during which they are incurred. Under IAS 38 – Intangible Assets, development costs may only be capitalized as intangible assets if the following criteria are met:

•it is technically feasible to complete the development of the intangible asset so that it will be available for use or sale;
•the Company intends to complete the development of the intangible asset and use or sell it;
•the Company has the ability to use or sell the intangible asset;
•it is probable that the intangible asset will generate future economic benefits;
•adequate technical, financial and other resources are available to complete the development of the intangible asset; and
•the Company is able to reliably measure the expenditures attributable to the development of the intangible asset.

The Company believes that because of the risks and uncertainties related to the grant of regulatory approval for the commercialization of its product candidates, the technical feasibility of completing its development projects will only be demonstrated when requisite approvals are obtained for the commercialization of products. Accordingly, pursuant to IAS 38, the Company has recognized all of its research and development costs incurred as an expense in 2021 and prior periods.

Patents

Costs incurred by the Company in connection with the filing of patent applications are recognized as an expense until such time as the relevant patents are obtained, in line with the treatment of research and development costs. Once the patents are obtained from relevant authorities, their related patent costs are amortized on a straight-line basis over the patent protection period. The useful life of the patents is reassessed each year, according to IAS 36.

Software

The costs of acquiring software licenses are recognized as assets on the basis of the costs incurred to acquire and implement the software to which the license relates. These costs are amortized on a straight-line basis over the life of the license.

Recoverable amount of intangible assets

Intangible assets with a definite useful life are tested for impairment when there are events or changes in circumstances that indicate that the asset might be impaired. Impairment tests involve comparing the carrying amount of an intangible asset with its recoverable amount. The recoverable amount of an asset is the higher of (i) its fair value less costs to sell and (ii) its value in use. If the recoverable amount of any asset is below its carrying amount, an impairment loss is recognized to reduce the carrying amount to the recoverable amount.
Detail of intangible assets

The change in intangible assets breaks down as follows:

(in thousands of euros)	As of As of January 1, 2021	Increases	Decreases	Transfer	Currency translation	As of December 31, 2021
Patents	65	—	—	—	—	65
Software	651	5	—	—	—	657
Intangible assets in progress	—	—	—	—	—	—
Gross book value of intangible assets	717	5	—	—	—	722
Patents	(65)	—	—	—	—	(65)
Software	(630)	(22)	—	—	—	(652)
Accumulated depreciation of intangible assets (1)	(695)	(22)	—	—	—	(717)
Net book value of intangible assets	21	(17)	—	—	—	4
(1)Expenses for the period are detailed in Note 16.4 Depreciation, amortization and provisions expenses

(in thousands of euros)	As of January 1, 2020	Increases	Decreases	Transfer	Currency translation	As of December 31, 2020
Patents	65	—	—	—	—	65
Software	584	11	(5)	61	—	651
Intangible assets in progress	61	—	—	(61)	—	—
Gross book value of intangible assets	710	11	(5)	—	—	717
Patents	(65)	—	—	—	—	(65)
Software	(483)	(152)	5	(0)	(0)	(630)
Accumulated depreciation of intangible assets (1)	(548)	(152)	5	—	—	(695)
Net book value of intangible assets	163	(141)	—	(0)	(0)	21
(1)Expenses for the period are detailed in Note 16.4 Depreciation, amortization and provisions expenses